Income Tax Expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Tax Expense
10.  Income Tax Expense

Recognised within the Consolidated Income Statement Continuing operations	2021 $m	2020 $m	2019 $m
(a) Current tax
Republic of Ireland	15	23	20
Overseas	603	571	385
Total current tax expense	618	594	405

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	2	(9)	(1)
Share-based payment expense	(6)	(3)	(6)
Derivative financial instruments	2	-	2
Other items	105	(83)	134
Total deferred tax expense/(income)	103	(95)	129

Income tax reported in the Consolidated Income Statement	721	499	534

Recognised outside the Consolidated Income Statement
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(36)	11	(4)
Deferred tax - cash flow hedges	(8)	-	(4)
	(44)	11	(8)
(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	14	2	5

Deferred tax
Deferred tax - share-based payment expense	10	(1)	6
	24	1	11

Income tax recognised outside the Consolidated Income Statement	(20)	12	3

	2021	2020	2019
Reconciliation of applicable tax rate to effective tax rate
Continuing operations
Profit before tax ($m)	3,342	1,664	2,181
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	18.5%	35.7%	18.6%
- total income tax expense (current and deferred)	21.6%	30.0%	24.5%
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	9.8	10.6	12.8
Other items
- arising from 2020 impairment	-	8.4	-
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(0.7)	(1.5)	(0.8)
Total effective tax rate	21.6	30.0	24.5
Other disclosures
Effective tax rate
The 2021 effective tax rate is 21.6% (2020: 30.0%; 2019: 24.5%).
The tax charge associated with discontinued operations in 2019 is recognised separately in “Profit after tax for the financial year from discontinued operations”. See note 3 for further details.
Changes in tax rates
The total tax charge in future periods will be affected by any changes to the tax rates in force in the countries in which the Group operates.
Proposed dividends
There are no income tax consequences for the Company in respect of dividends proposed prior to issuance of the Consolidated Financial Statements and for which a liability has not been recognised.